Subsequent Events	12 Months Ended
Dec. 31, 2018
Subsequent Events
Subsequent Events

22. Subsequent Events

        On January 29, 2019, the board of directors of GasLog Partners approved and declared a quarterly cash distribution, with respect to the quarter ended December 31, 2018, of $0.55 per unit. The cash distribution was paid on February 13, 2019, to all common unitholders of record as of February 8, 2019. The aggregate amount of the declared distribution was $26,929, based on the numbers of units issued and outstanding as of December 31, 2018.

        On January 29, 2019, the board of directors of GasLog Partners authorized a unit repurchase programme of up to $25,000 covering the period January 31, 2019 to December 31, 2021. Under the terms of the repurchase programme, GasLog Partners may repurchase common units from time to time, at its discretion, on the open market or in privately negotiated transactions.

        On February 20, 2019, GasLog Partners entered into a credit agreement with Credit Suisse AG, Nordea Bank ABP, filial i Norge and Iyo Bank, Ltd., Singapore Branch, each an original lender, of up to $450,000 (the "2019 GasLog Partners Facility"), in order to refinance the existing indebtedness due in November 2019 on five of its vessels. Subsequently on the same date, the Development Bank of Japan, Inc. entered the facility as lender via transfer certificate. The agreement provides for an amortising revolving credit facility which can be repaid and redrawn at any time for a period of five years. The total available facility amount will be reduced on a quarterly basis, with a final balloon amount payable concurrently with the last quarterly instalment, if any, in February 2024. The vessels covered by the 2019 GasLog Partners Facility are the GasLog Shanghai, the GasLog Santiago, the GasLog Sydney, the Methane Rita Andrea and the Methane Jane Elizabeth. The facility is subject to customary conditions precedent.

        On February 22, 2019, the board of directors of GasLog Partners approved and declared a distribution on the Series A Preference Units of $0.5390625 per preference unit, a distribution on the Series B Preference Units of $0.5125 per preference unit and a distribution on the Series C Preference Units of $0.7083 per preference unit. The cash distributions are payable on March 15, 2019 to all unitholders of record as of March 7, 2019.